UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2003
Check here if Amendment [X]; Amendment Number: 028-05445
This Amendment (Check only one.): [X] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Avery Capital Management LLC
Address: 909 Third Avenue 29th Floor
New York, New York 10022


Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Barry P. Newburger
Title: Senior Managing Member
Phone: 212-350-5161

Signature, Place, and Date of Signing:

Barry P. Newburger	New York, New York	10/09/03
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-05447 Avery Advisors LLC



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F SUMMARY PAGE



        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         01

Form13F Information Table Entry Total:     117

Form13F Information Table Value Total:     $131,051,000 (thousands)










































UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F INFORMATION TABLE




Acres Gaming In	COM	004936100	1760	153958	SH		Defined	01	153958	0	0
Acres Gaming In	COM	004936100	903	79042	SH		Sole		79042	0	0
AdvancePCS	COM	00790K109	2335	51241	SH		Defined	01	51241	0	0
AdvancePCS	COM	00790K109	1366	29973	SH		Sole		29973	0	0
Agere Class B -	CL B	00845V209	50	17393	SH		Sole		17393	0	0
Applied Micro C	COM	03822W109	85	17458	SH		Sole		17458	0	0
Avnet Inc	COM	053807103	220	13321	SH		Sole		13321	0	0
BB&T Corp	COM	054937107	6424	178903	SH		Sole		178903	0	0
Biogen	COM	090597105	4050	106250	SH		Defined	01	106250	0	0
Biogen	COM	090597105	2157	56576	SH		Sole		56576	0	0
Brio Software	COM	109704106	606	168392	SH		Defined	01	168392	0	0
Brio Software	COM	109704106	314	87308	SH		Sole		87308	0	0
Broadvision Inc	COM NEW	111412607	13	2705	SH		Sole		2705	0	0
Burlington Reso	COM	122014103	3088	64075	SH		Sole		64075	0	0
Cmgi Inc	COM	125750109	58	37262	SH		Sole		37262	0	0
Cnet Networks I	COM	12613R104	160	22661	SH		Sole		22661	0	0
Centerpulse AG	SPONSORED	152005104	99	3348	SH		Defined	01	3348	0	0
Centerpulse AG	SPONSORED	152005104	60	2052	SH		Sole		2052	0	0
Chateau Communi	COM	161726104	2122	71300	SH		Sole		71300	0	0
Cima Labs	COM	171796105	414	14826	SH		Defined	01	14826	0	0
Cima Labs	COM	171796105	254	9087	SH		Sole		9087	0	0
Computer Horizo	COM	205908106	785	212163	SH	PUT	Defined	01	212163	0	0
Computer Horizo	COM	205908106	497	134247	SH	PUT	Sole		134247	0	0
Concord EFS	COM	206197105	766	56000	SH		Defined	01	56000	0	0
Concord EFS	COM	206197105	328	24000	SH		Sole		24000	0	0
Connecticut Ban	COM	207540105	1908	37238	SH		Defined	01	37238	0	0
Connecticut Ban	COM	207540105	831	16216	SH		Sole		16216	0	0
Critical Path I	COM NEW	22674V506	9	3793	SH		Sole		3793	0	0
Crown American	SH BEN INT	228186102	696	58528	SH		Defined	01	58528	0	0
Crown American	SH BEN INT	228186102	448	37672	SH		Sole		37672	0	0
Cysive Inc.	COM	23281T108	1216	380093	SH		Defined	01	380093	0	0
Cysive Inc.	COM	23281T108	776	242361	SH		Sole		242361	0	0
Dana Corp	COM	235811106	1259	81618	SH		Defined	01	81618	0	0
Dana Corp	COM	235811106	805	52182	SH		Sole		52182	0	0
Ebay	COM	278642103	684	12760	SH		Sole		12760	0	0
Elder Beerman S	COM	284470101	1224	153636	SH		Defined	01	153636	0	0
Elder Beerman S	COM	284470101	768	96364	SH		Sole		96364	0	0
Fifth Third Ban	COM	316773100	1839	33114	SH		Sole		33114	0	0
First Data Corp	COM	319963104	12	300	SH		Defined	01	300	0	0
First Essex Ban	COM	320103104	3026	59465	SH		Defined	01	59465	0	0
First Essex Ban	COM	320103104	1895	37235	SH		Sole		37235	0	0
Florida East Co	CL B	340632207	913	31756	SH		Sole		31756	0	0
Forest Oil Corp	COM PAR $0	346091705	1264	52783	SH		Sole		52783	0	0
Franklin Financ	COM NEW	353523202	1020	33000	SH		Defined	01	33000	0	0
Franklin Financ	COM NEW	353523202	525	17000	SH		Sole		17000	0	0
HSBC - ADRs	SPON ADR N	404280406	2263	34292	SH		Sole		34292	0	0
Harmonic Inc	COM	413160102	97	15468	SH		Sole		15468	0	0
Holly Corp.	COM PAR $0	435758305	2305	93025	SH		Defined	01	93025	0	0
Holly Corp.	COM PAR $0	435758305	1409	56875	SH		Sole		56875	0	0
Illinois Tool W	COM	452308109	1327	20026	SH		Sole		20026	0	0
Imanage Inc.	COM	45245Y105	271	40825	SH		Defined	01	40825	0	0
Imanage Inc.	COM	45245Y105	161	24175	SH		Sole		24175	0	0
Information Res	COM	456905108	570	124000	SH		Defined	01	124000	0	0
Information Res	COM	456905108	248	54000	SH		Sole		54000	0	0
Jds Uniphase Co	COM	46612J101	125	34665	SH		Sole		34665	0	0
Klamath First B	COM	49842P103	271	12633	SH		Defined	01	12633	0	0
Klamath First B	COM	49842P103	150	6989	SH		Sole		6989	0	0
Legato Systems	COM	524651106	1733	153361	SH		Defined	01	153361	0	0
Legato Systems	COM	524651106	1057	93567	SH		Sole		93567	0	0
Lucent Technolo	COM	549463107	142	65743	SH		Sole		65743	0	0
Maxim Integrate	COM	57772K101	1437	36476	SH		Sole		36476	0	0
Maverick Tube C	COM	577914104	726	46750	SH		Sole		46750	0	0
Metal Managemen	COM NEW	591097209	984	50467	SH		Defined	01	50467	0	0
Metal Managemen	COM NEW	591097209	430	22059	SH		Sole		22059	0	0
Mid-Atlantic Re	SH BEN INT	595232109	69	3300	SH		Sole		3300	0	0
Mips Technologi	CL B	604567206	649	163400	SH		Defined	01	163400	0	0
Mips Technologi	CL B	604567206	398	100150	SH		Sole		100150	0	0
New Focus	COM	644383101	1634	363940	SH		Defined	01	363940	0	0
New Focus	COM	644383101	1002	223060	SH		Sole		223060	0	0
Nortel Networks	COM	656568102	188	45804	SH		Sole		45804	0	0
OfficeMax	COM	67622M108	2979	317970	SH		Defined	01	317970	0	0
OfficeMax	COM	67622M108	1715	183030	SH		Sole		183030	0	0
Openwave System	COM	683718100	80	19012	SH		Sole		19012	0	0
Overture	COM	69039R100	1822	69201	SH		Defined	01	69201	0	0
Overture	COM	69039R100	1177	44686	SH		Sole		44686	0	0
Pacific Northwe	COM	69466M103	8041	225562	SH		Defined	01	225562	0	0
Pacific Northwe	COM	69466M103	5081	142537	SH		Sole		142537	0	0
Pan Pacific	COM	69806L104	933	21693	SH		Sole		21693	0	0
Parlux Fragranc	COM	701645103	152	44850	SH		Defined	01	44850	0	0
Parlux Fragranc	COM	701645103	58	17250	SH		Sole		17250	0	0
Practiceworks I	COM	739419109	1954	91095	SH		Defined	01	91095	0	0
Practiceworks I	COM	739419109	1146	53405	SH		Sole		53405	0	0
Printcafe Softw	COM	742562101	349	135630	SH		Defined	01	135630	0	0
Printcafe Softw	COM	742562101	180	69870	SH		Sole		69870	0	0
Raytheon Co-Cl	COM NEW	755111507	4013	143339	SH		Sole		143339	0	0
Right Managemen	COM	766573109	1127	62344	SH		Defined	01	62344	0	0
Right Managemen	COM	766573109	681	37656	SH		Sole		37656	0	0
Roslyn Bancorp	COM	778162107	4780	203392	SH		Defined	01	203392	0	0
Roslyn Bancorp	COM	778162107	2874	122309	SH		Sole		122309	0	0
St. Francis Cap	COM	789374105	3275	111235	SH		Defined	01	111235	0	0
St. Francis Cap	COM	789374105	1930	65558	SH		Sole		65558	0	0
Salix Pharmaceu	COM	795435106	66	3435	SH		Defined	01	3435	0	0
Salix Pharmaceu	COM	795435106	38	1992	SH		Sole		1992	0	0
Sylvan Inc.	COM	871371100	397	39740	SH		Defined	01	39740	0	0
Sylvan Inc.	COM	871371100	212	21260	SH		Sole		21260	0	0
TMBR/ Sharp Dri	COM	87257P101	1544	88700	SH		Defined	01	88700	0	0
TMBR/ Sharp Dri	COM	87257P101	924	53100	SH		Sole		53100	0	0
Titan Corp	COM	888266103	915	46395	SH		Defined	01	46395	0	0
Titan Corp	COM	888266103	507	24305	SH		Sole		24305	0	0
Travelers Prop.	CL A	89420G109	441	27798	SH		Defined	01	27798	0	0
Travelers Prop.	CL A	89420G109	221	13902	SH		Sole		13902	0	0
Travelers Prop.	CL B	89420G406	64	4030	SH		Defined	01	4030	0	0
Travelers Prop.	CL B	89420G406	39	2470	SH		Sole		2470	0	0
Troy Group	COM	89733N106	92	36600	SH		Defined	01	36600	0	0
Troy Group	COM	89733N106	59	23400	SH		Sole		23400	0	0
United National	COM	910909100	1802	54254	SH		Defined	01	54254	0	0
United National	COM	910909100	1135	34172	SH		Sole		34172	0	0
Univision Commu	CL A	914906102	1	34	SH		Defined	01	34	0	0
Univision Commu	CL A	914906102	151	4743	SH		Sole		4743	0	0
Verso Technolog	COM	925317109	532	143902	SH		Sole		143902	0	0
Viacom Inc - Cl	CL B	925524308	4269	111470	SH		Sole		111470	0	0
Weyerhaeuser Co	COM	962166104	1699	29075	SH		Sole		29075	0	0
Williams Compan	COM	969457100	677	71889	SH		Sole		71889	0	0
Wiltel Communic	COM	972487102	409	25500	SH		Defined	01	25500	0	0
Wiltel Communic	COM	972487102	244	15200	SH		Sole		15200	0	0
Wolverine World	COM	978097103	402	20700	SH		Defined	01	20700	0	0
Wolverine World	COM	978097103	180	9300	SH		Sole		9300	0	0